SUBSEQUENT EVENTS (Details Narrative) (USD $)	1 Months Ended		3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended	20 Months Ended	23 Months Ended
	Apr. 30, 2013	Feb. 28, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	May 01, 2013	Mar. 08, 2013	Mar. 06, 2013	Mar. 01, 2013
Subsequent Events [Abstract]
Annual salary of CFO						$ 75,000
Ten year option to CFO						500,000
Ten year option to CFO, exercise price per share						$ 0.50
Base salary of CTO and President													195,000
Five year stock option granted to CTO and President													(1,000,000)
Base salary of COO													185,000
Five year option granted to COO													(500,000)
Five year stock options granted to directors											(100,000)
Options vesting, first and second anniversary											33.00%
Options vesting, third anniversary											34.00%
Revenue generated from sale of two real estate properties		440,000	(817,482)				(576,477)	(576,477)	(1,393,959)
Consideration for assets and assigned agreements												10,000
Additional services, billing per hour												350
Base rent of office lease												4,774
Aggregate units sold to accredited investor	31,250
Gross proceeds from units sold to accredited investor	25,000
Purchase price per unit	$ 0.80
Common shares in each unit	62,500
Five-year warrant to purchase common stock in each unit	31,250
Exercise price per share of warrants	$ 0.60
Owned membership interests of Cyberfone Systems	100.00%
Issued shares of common stock to Cyberfone Sellers	6,000,000
Paid in cash in Merger Agreement	500,000
Issued promissory note in Merger Agreement	500,000
Recovered from licensing or enforcement activities related to patents	4,000,000
Payment of investment value for not filing within date range	1.00%
Payment of investment value for not filing within date range, maximum	6.00%
Granicus and Spangenberg Foundation membership interests of TQP Development										100.00%
Minimum gross proceeds under closing agreement										8
Issued shares of common stock to TQP Sellers at Closing										7,000,000
Payment to TQP Sellers in cash										$ 6,000,000